Voyage revenues (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross trade accounts receivable	$ 43,227
Increase (Decrease) in Deferred Revenue	13,285	$ 4,301	$ (3,481)
Increase (Decrease) in Prepaid Expense and Other Assets	(19,012)	(2,211)	(14,940)
Other Assets, Current	15,217	12,991
Deferred Revenue, Current	24,960	11,675
Voyage revenues	1,427,423	693,241	821,365
Revenues	1,427,423	693,241	821,365
Charter In Vessels [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	20,215	36,234	185,311
Sublease Income	1,212	243	15,253
Revenue Contracts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Increase (Decrease) in Prepaid Expense and Other Assets	2,736
Other Assets, Current	4,923	2,187
Vessels Operating in CCL Pool [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	(4,188)	(3,695)	$ 9,524
Vessels Operating In Short Pool [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	(328)	$ 1,923
Vessels Operating With Other Parties [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ 3,351